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SEC FILE NUMBER
0-25049

CUSIP NUMBER
33610T-10-9

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 12b-25
NOTIFICATION OF LATE FILING

(Check one):	☐ Form 10-K ☐ Form 20-F ☐ Form 11-K ☑ Form 10-Q ☐ Form 10-D ☐ Form N-SAR ☐ Form N-CSR

	For Period Ended:	March 31, 2011

☐ Transition Report on Form 10-K

☐ Transition Report on Form 20-F

☐ Transition Report on Form 11-K

☐ Transition Report on Form 10-Q

☐ Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type.
Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
PART I — REGISTRANT INFORMATION
Signature Group Holdings, Inc.

Full Name of Registrant

Former Name if Applicable
15303 Ventura Boulevard, Suite 1600

Address of Principal Executive Office (Street and Number)
Sherman Oaks, California 91403

City, State and Zip Code
PART II — RULES 12b-25(b) AND (c)
If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☐
	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense

	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.
PART III — NARRATIVE
State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.
Signature Group Holdings, Inc. (f/k/a Fremont General Corporation, herein referred to as the “Company”) has determined that it is unable to file its Quarterly Report on Form 10-Q for the quarter ended March 31, 2011 (the “March Form 10-Q”) by the May 16, 2011 due date or within the five calendar day extension permitted by the rules of the U.S. Securities and Exchange Commission (the “SEC”).

As previously disclosed, the Company is the successor to Fremont General Corporation, which had filed a voluntary petition under Chapter 11 of the United States Bankruptcy Code in the United States Bankruptcy Court for the Central District of California, Santa Ana Division in June 2008. The Company successfully emerged from bankruptcy proceedings on June 11, 2010 with a new management team, Board of Directors, business plan and operating strategy. At the time that the Company emerged from bankruptcy proceedings, the Company was not current in certain of its periodic filings under the Securities Exchange Act of 1934, as amended (“1934 Act”).

The Company recently made significant progress in its efforts to become current in its 1934 Act periodic reporting with the filing on May 17, 2011 of the Company’s comprehensive Annual Report on Form 10-K for the fiscal years ended December 31, 2009, 2008 and 2007 and the quarterly periods of 2008 and 2009. As of the date of this Notice of Late Filing, the Company, however, has not yet been able to file the March Form 10-Q, its Annual Report on Form 10-K for the fiscal year ended December 31, 2010 or its Quarterly Reports on Form 10-Q for the quarterly periods ended March 31, 2010, June 30, 2010 and September 30, 2010 (collectively, the “Company Periodic Reports”). Since the Company’s emergence from bankruptcy proceedings, the Company’s new management team, under the review of the Audit Committee of the Board of Directors, has been and continues to work diligently to address the preparation and filing of the Company’s prior 1934 Act periodic reports. Based upon the progress made as of the date hereof, the Company currently expects that it will be in a position to file the Company Periodic Reports by the end of the second quarter of 2011, although no assurance can be given that the Company will be able to file the Company Periodic Reports by the end of such quarter.

Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

(Attach extra Sheets if Needed)
PART IV — OTHER INFORMATION
(1)	Name and telephone number of person to contact in regard to this notification

David Collett	(805)	435-1255
(Name)	(Area Code)	(Telephone Number)
(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).
Yes ☐ No ☑

Annual Report on Form 10-K for the fiscal year ended December 31, 2010

Quarterly Reports on Form 10-Q for the quarterly periods ended March 31, 2010, June 30, 2010 and September 30, 2010

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
Yes ☑ No ☐

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

As more fully discussed in Part III hereof, at the time the Company successfully emerged from bankruptcy proceedings in June 2010, the Company was not current in certain of its periodic filings under the 1934 Act. Because the Company has not yet been able to file the Company Periodic Reports, management is unable to present the Company’s audited results of operations for the year ended December 31, 2010 or the unaudited results of operations for the quarter ended March 31, 2011. Consequently, the Company is not in a position to quantify any significant change in results of operations for the quarterly period ended March 31, 2011 as compared to the quarterly period ended March 31, 2010. The Company has entered into a number of significant transactions since it emerged from bankruptcy proceedings that were reported in the Company’s Current Reports on Form 8-K previously filed with the SEC, which transactions are expected to impact the Company’s financial statements for such periods.

SIGNATURE GROUP HOLDINGS, INC.
(Name of Registrant as Specified in Charter)
has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date	May 17, 2011	By	/s/ Craig Noell

Craig Noell
President and Chief Executive Officer